Parent Company Only condensed Financial Information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net cash generated from operating activities	$ 2,581	$ (12,633)	$ (8,998)
Net cash used in investing activities	(4,261)	(8,120)	(5,266)
Net cash generated from (used in) financing activities	(11,540)	31,861	10,205
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash generated from operating activities		4,118	5
Net cash used in investing activities	(10,048)	(17,117)
Net cash generated from (used in) financing activities		12,986
Net increase (decrease) in cash and cash equivalent and restricted cash	(10,048)	(13)	5
Cash and cash equivalents and restricted cash at the beginning of year	10,048	15	10
Cash and cash equivalents and restricted cash at end of year		10,048	15
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents at end of the year		2	15
Restricted cash at the end of the year
Total cash and cash equivalents and restricted cash at the end of year		$ 2	$ 15